World Omni Auto Receivables Trust 2012-B	Exhibit 99.1
Monthly Servicer Certificate
March 31, 2015

Dates Covered
Collections Period	03/01/15 - 03/31/15
Interest Accrual Period	03/16/15 - 04/14/15
30/360 Days	30
Actual/360 Days	30
Distribution Date	04/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/15	210,937,360.83	16,529
Yield Supplement Overcollateralization Amount at 02/28/15	2,542,248.25	0
Receivables Balance at 02/28/15	213,479,609.08	16,529
Principal Payments	10,811,922.95	333
Defaulted Receivables	395,481.85	21
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/15	2,319,329.70	0
Pool Balance at 03/31/15	199,952,874.58	16,175

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507

Pool Factor	28.31%

Prepayment ABS Speed	1.38%

Overcollateralization Target Amount	8,997,879.36
Actual Overcollateralization	8,997,879.36

Weighted Average APR	3.49%
Weighted Average APR, Yield Adjusted	4.52%
Weighted Average Remaining Term	34.96

Delinquent Receivables:
Past Due 31-60 days	2,956,646.54	178
Past Due 61-90 days	746,747.89	45
Past Due 91 + days	102,030.06	11
Total	3,805,424.49	234

Total 31+ Delinquent as % Ending Pool Balance	1.90%

Recoveries	267,988.91

Aggregate Net Losses/(Gains) - March 2015	127,492.94
Current Net Loss Ratio (Annualized)	0.72%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.00%

Flow of Funds	$ Amount

Collections	11,717,776.89
Advances	(146.49)
Investment Earnings on Cash Accounts	1,453.06
Servicing Fee	(177,899.67)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	11,541,183.79

Distributions of Available Funds
(1) Class A Interest	113,029.95
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	1,492,305.01
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	8,997,879.36
(7) Distribution to Certificateholders	925,300.70
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	11,541,183.79

Servicing Fee	177,899.67
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 03/16/15	201,445,179.59
Principal Paid	10,490,184.37
Note Balance @ 04/15/15	190,954,995.22

Class A-1
Note Balance @ 03/16/15	0.00
Principal Paid	0.00
Note Balance @ 04/15/15	0.00
Note Factor @ 04/15/15	0.0000000%

Class A-2
Note Balance @ 03/16/15	0.00
Principal Paid	0.00
Note Balance @ 04/15/15	0.00
Note Factor @ 04/15/15	0.0000000%

Class A-3
Note Balance @ 03/16/15	79,588,179.59
Principal Paid	10,490,184.37
Note Balance @ 04/15/15	69,097,995.22
Note Factor @ 04/15/15	39.2602246%

Class A-4
Note Balance @ 03/16/15	107,515,000.00
Principal Paid	0.00
Note Balance @ 04/15/15	107,515,000.00
Note Factor @ 04/15/15	100.0000000%

Class B
Note Balance @ 03/16/15	14,342,000.00
Principal Paid	0.00
Note Balance @ 04/15/15	14,342,000.00
Note Factor @ 04/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	125,698.72
Total Principal Paid	10,490,184.37
Total Paid	10,615,883.09

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.61000%
Interest Paid	40,457.32
Principal Paid	10,490,184.37
Total Paid to A-3 Holders	10,530,641.69

Class A-4
Coupon	0.81000%
Interest Paid	72,572.63
Principal Paid	0.00
Total Paid to A-4 Holders	72,572.63

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00
Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1838085
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.3397338
Total Distribution Amount	15.5235423

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2298711
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	59.6033203
Total A-3 Distribution Amount	59.8331914

A-4 Interest Distribution Amount	0.6750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6750000

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8833336

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	142.26
Noteholders' Principal Distributable Amount	857.74

Account Balances	$ Amount

Advances
Balance as of 02/28/15	33,700.95
Balance as of 03/31/15	33,554.46
Change	(146.49)

Reserve Account
Balance as of 03/16/15	1,748,995.36
Investment Earnings	222.83
Investment Earnings Paid	(222.83)
Deposit/(Withdrawal)	-
Balance as of 04/15/15	1,748,995.36
Change	-

Required Reserve Amount	1,748,995.36